ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued professional service fees	$ 4,989	$ 2,225
Accrued payroll expenses	1,289	1,896
Accrued construction in progress	1,679	658
Accrued inventory	1,249	1,422
Accrued warranty expenses	880	560
Other accrued expenses	967	1,395
Total accrued expenses	$ 11,053	$ 8,156